February 28, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds
File Nos. 033-11387 and 811-04984
Post Effective Amendment No. 100
Dear Sir or Madam:
     Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 100 to the Trust’s currently effective Registration Statement on Form N-1A (“PEA 100”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.
     The purposes of this filing are to: (1) incorporate existing A Class and C Class shares into the Trust’s multiple class prospectus and statement of additional information; (2) reflect changes in the sub-advisors who provide investment advisory services to the Large Cap Value Fund and Emerging Markets Fund, as previously included in Post-Effective Amendment No. 96 to the Trust’s currently effective Registration Statement filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 485(a) under the 1933 Act on December 30, 2011 (“PEA 96”); (3) respond to comments regarding PEA 96 provided by the SEC Staff on February 9, 2011; (4) update the Trust’s financial statements; and (5) update other information and make other non-material changes to the multiple class prospectus, the AMR Class prospectus and the combined statement of additional information including in PEA 100.
     Pursuant to Rule 472(a) under the 1933 Act, the AMR Class prospectus contained in PEA 100 has been marked to reflect the changes effected by the amendment. The multiple class prospectus and statement of additional information are not marked to reflect the changes effected by the amendment because the Registrant has combined the standalone A Class and C Class prospectuses and statements of additional information into the multiple class prospectus and statement of additional information for all series of the Trust with an October 31 fiscal year end.
   PEA 100 will become automatically effective upon filing pursuant to Rule 485(b) of the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9181.

Very truly yours,

/s/ Mirela Izmirlic

Mirela Izmirlic

Attachments

cc:	Rosemary Behan
John Okray
American Beacon Advisors, Inc.

Francine J. Rosenberger
K&L Gates LLC